PERSONNEL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
PERSONNEL EXPENSES
Schedule of Personnel Expenses

	2020	2021	2022
Salaries and related benefits	8,272	8,661	9,360
Vacation pay, incentives, and other benefits	4,321	4,999	3,835
Pension and other post-employment benefits (Note 29)	1,449	1,680	1,585
LSA expense (Note 30)	290	153	92
Others	58	31	35
Total	14,390	15,524	14,907